Segmental analysis - Adjusted profit before tax and balance sheet data (Details) £ in Millions		12 Months Ended
		Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	[1]	£ 7,473	£ 7,506	£ 4,304
Net interest income		985	2,151	1,904
Change in expected credit losses and other credit impairment charges		(163)	(169)	(222)
Net operating income		7,310	7,337	4,082
Total operating expenses		(5,260)	(5,142)	(5,251)
Operating profit/(loss)		2,050	2,195	(1,169)
Share of profit/(loss) in associates and joint ventures		18	(43)	(30)
Profit/(loss) before tax		2,068	2,152	(1,199)
Insurance finance (expense)/income		(984)	(1,184)	1,106
Operating segments
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		7,473	7,506	4,304
Net interest income		985	2,151	1,904
Change in expected credit losses and other credit impairment charges		(163)	(169)	(222)
Net operating income		7,310	7,337	4,082
Total operating expenses		(5,260)	(5,142)	(5,251)
Operating profit/(loss)		2,050	2,195	(1,169)
Share of profit/(loss) in associates and joint ventures		18	(43)	(30)
Profit/(loss) before tax		£ 2,068	£ 2,152	£ (1,199)
Cost efficiency ratio		0.704	0.685	1.220
Operating segments | MSS
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 2,259	£ 1,996	£ 2,446
Net interest income		570	212	(54)
Change in expected credit losses and other credit impairment charges		(4)	(9)	(1)
Net operating income		2,255	1,987	2,445
Total operating expenses		(2,134)	(2,131)	(1,936)
Operating profit/(loss)		121	(144)	509
Share of profit/(loss) in associates and joint ventures		0	0	0
Profit/(loss) before tax		£ 121	£ (144)	£ 509
Cost efficiency ratio		0.945	1.068	0.791
Operating segments | GB
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 2,081	£ 2,092	£ 1,571
Net interest income		1,332	1,430	903
Change in expected credit losses and other credit impairment charges		66	(91)	(153)
Net operating income		2,147	2,001	1,418
Total operating expenses		(1,025)	(1,013)	(932)
Operating profit/(loss)		1,122	988	486
Share of profit/(loss) in associates and joint ventures		0	0	0
Profit/(loss) before tax		£ 1,122	£ 988	£ 486
Cost efficiency ratio		0.493	0.484	0.593
Operating segments | GBM Other
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 107	£ 13	£ (108)
Net interest income		(55)	(13)	(16)
Change in expected credit losses and other credit impairment charges		0	3	(1)
Net operating income		107	16	(109)
Total operating expenses		(322)	(282)	(406)
Operating profit/(loss)		(215)	(266)	(515)
Share of profit/(loss) in associates and joint ventures		0	0	(2)
Profit/(loss) before tax		(215)	(266)	(517)
Operating segments | CMB
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		1,718	1,746	1,433
Net interest income		1,180	1,331	925
Change in expected credit losses and other credit impairment charges		(226)	(83)	(54)
Net operating income		1,492	1,663	1,379
Total operating expenses		(749)	(663)	(663)
Operating profit/(loss)		743	1,000	716
Share of profit/(loss) in associates and joint ventures		0	0	0
Profit/(loss) before tax		£ 743	£ 1,000	£ 716
Cost efficiency ratio		0.436	0.380	0.463
Operating segments | WPB
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ 1,501	£ 1,339	£ (432)
Net interest income		956	946	710
Change in expected credit losses and other credit impairment charges		7	12	(7)
Net operating income		1,508	1,351	(439)
Total operating expenses		(855)	(894)	(834)
Operating profit/(loss)		653	457	(1,273)
Share of profit/(loss) in associates and joint ventures		0	0	0
Profit/(loss) before tax		£ 653	£ 457	(1,273)
Cost efficiency ratio		0.570	0.668
Operating segments | Corporate Centre
Operating Segments [Line Items]
Net operating income/(expense) before change in expected credit losses and other credit impairment charges		£ (193)	£ 320	(606)
Net interest income		(2,998)	(1,755)	(564)
Change in expected credit losses and other credit impairment charges		(6)	(1)	(6)
Net operating income		(199)	319	(612)
Total operating expenses		(175)	(159)	(480)
Operating profit/(loss)		(374)	160	(1,092)
Share of profit/(loss) in associates and joint ventures		18	(43)	(28)
Profit/(loss) before tax		(356)	117	(1,120)
Operating segments excluding intersegment elimination | Corporate Centre
Operating Segments [Line Items]
Insurance finance (expense)/income		£ 63	£ 62	£ 108

[1]	Net operating income before change in expected credit losses and other credit impairment charges is also referred to as 'revenue'.